4. Investment in Stan Lee Comics LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investment in Stan Lee Comics LLC

In November 2009, A Squared formed a joint venture, Stan Lee Comics, LLC, with POW Entertainment Inc. (“POW”), a California corporation, and Archie Comic Publications, Inc. (“Archie”), a New York corporation, to create, distribute, and exploit comic books and other intellectual property based on exclusive properties created by Stan Lee and owned by POW Entertainment, Inc. Each of A Squared, POW, and Archie own one-third of Stan Lee Comics, LLC.

Upon formation, the parties agreed that POW would contribute certain properties to Stan Lee Comics, LLC as consideration for its ownership interest. Similarly, A Squared would contribute certain creative development functions and be entitled to the exercise of all audio-visual development, production and distribution rights in all media, as well as all merchandising rights, in and to the contributed properties as consideration for its ownership interest. Finally, Archie would be entitled to all comic book publication and distribution rights in and to the contributed properties as consideration for its ownership interest. Each party would be entitled to one-third of any net proceeds derived from the contributed properties or their derivative works after recoupment of production cost and fees. Stan Lee Comics, LLC is the owner of the Stan Lee and the Mighty 7 property.

Upon closing of the Merger, the Company assumed the rights to Stan Lee Comics, LLC held by A Squared.

Pursuant to ASC 323-30, as of March 31, 2014, the Company has recorded the Investment in Stan Lee Comics LLC at $0 as no monetary consideration was paid by A Squared, or assumed by the Company in the Merger, for the ownership interest in Stan Lee Comics, LLC.

In November 2009, A Squared Entertainment LLC (“A Squared”) formed a joint venture, Stan Lee Comics, LLC, with POW Entertainment Inc. (“POW”), a California corporation, and Archie Comic Publications, Inc. (“Archie”), a New York corporation, to create, distribute, and exploit comic books and other intellectual property based on exclusive properties created by Stan Lee and owned by POW Entertainment, Inc. Each of A Squared, POW, and Archie own one-third of Stan Lee Comics, LLC.

Upon formation, the parties agreed that POW would contribute certain properties to Stan Lee Comics, LLC as consideration for its ownership interest. Similarly, A Squared would contribute certain creative development functions and be entitled to the exercise of all audio-visual development, production and distribution rights in all media, as well as all merchandising rights, in and to the contributed properties as consideration for its ownership interest. Finally, Archie would be entitled to all comic book publication and distribution rights in and to the contributed properties as consideration for its ownership interest. Each party would be entitled to one-third of any net proceeds derived from the contributed properties or their derivative works after recoupment of production cost and fees. Stan Lee Comics, LLC is the owner of the Stan Lee and the Mighty 7 property.

Upon closing of the Merger, the Company assumed the rights to Stan Lee Comics, LLC held by A Squared Entertainment, LLC.

Pursuant to ASC 323-30, as of December 31, 2013, the Company has recorded the Investment in Stan Lee Comics LLC at $0 as no monetary consideration was paid by A Squared Entertainment LLC, or assumed by the Company in the Merger, for the ownership interest in Stan Lee Comics, LLC.